                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02319
                                                     -----------

                      Fort Dearborn Income Securities, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One North Wacker Drive, Chicago, Illinois 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            David M. Goldenberg, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                               Bruce G. Leto, Esq.
                       Stradley Ronon Stevens & Young LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[UBS LOGO OMITTED] UBS GLOBAL ASSET
                   MANAGEMENT




FORT DEARBORN INCOME
SECURITIES, INC.
SEMIANNUAL REPORT

MARCH 31, 2004

FORT DEARBORN INCOME SECURITIES, INC.


                                                --------------------------------
May 14, 2004                                    FORT DEARBORN INCOME
                                                SECURITIES, INC.

                                                INVESTMENT GOAL:
DEAR SHAREHOLDER,
                                                Current income consistent with
We present you with the semiannual report       external interest rate
for Fort Dearborn Income Securities, Inc.       conditions and total return.
(the "Fund") for the six months ended
March 31, 2004.                                 PORTFOLIO MANAGER:

                                                Craig Ellinger

PERFORMANCE                                     COMMENCEMENT:

For the six months ended March 31, 2004,        December 19, 1972
the Fund's net asset value return was
4.77%. On a market price basis, the Fund's      NYSE SYMBOL:
return was 6.84%. Over the same period,
the Investment Grade Bond Index (the            FTD
"Index"), the Fund's benchmark, generated
a return of 4.68%. (For more performance        DIVIDEND PAYMENT:
information, please refer to "Performance
At A Glance" on page 5).                        Quarterly
                                                --------------------------------

AN INTERVIEW WITH PORTFOLIO MANAGER CRAIG ELLINGER

Q.   CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE FISCAL YEAR?

A. During the reporting period, the US economy continued to gain momentum, fueled by the ongoing effects of significantly higher military spending, an increase in exports, and robust consumer and business spending. Gross domestic product (GDP) figures confirmed the economy's growth: In the second quarter of 2003, GDP came in at 3.3%, up from 1.4% for the prior quarter. A third quarter 2003 GDP of 8.2% followed; this number, far higher than anticipated, was the sharpest recorded advance of GDP since 1984. Although estimated fourth quarter GDP came in at a lower-than-expected 4.1%, it was, nonetheless, viewed as a solid gain.

     While first quarter 2004 GDP figures have not yet been released, the economy appears to be moving forward at a strong pace. With the exception of the job market, which has been slow to recover, most areas of the economy are expanding, while overall inflation remains benign.


--------------------------------------------------------------------------------
                                                                             1

FORT DEARBORN INCOME SECURITIES, INC.


Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") RESPOND TO THE ECONOMIC ENVIRONMENT?

A. The Fed held rates steady throughout the period, as it has since it lowered short-term rates to 1.00% on June 25, 2003. However, at its May 4, 2004 meeting (held after period end) there was a clear shift in the Fed's stance when, in its official statement, it noted, "accommodation can be removed at a pace that is likely to be measured." Many viewed this as an indication that the Fed could raise rates as early as its next meeting in June.

Q.   HOW DID THE OVERALL FIXED INCOME MARKET PERFORM DURING THE REPORTING
     PERIOD?

A. As the period began, 10-year Treasury yields were at 3.93%. In subsequent months, strong economic data, along with fears that the Fed would raise interest rates sooner, rather than later, led the 10-year yield upward, to end 2003 at 4.25%. As 2004 began, a widely accepted expectation that the economy would continue to expand created a less-than-promising outlook for fixed income investors. However, the bond market proved surprisingly resilient. Despite strong evidence that the economy was expanding, continued weakness in the labor market created a somewhat muddled picture. In February 2004, news that only 21,000 new jobs were created-- significantly less than forecasted--gave rise to concerns that consumer confidence could weaken, and, thus, temper economic growth. Fears of a jobless economic recovery, combined with terrorism in Europe and turmoil in the Middle East, prompted a bond rally, and the yield on the 10-year Treasury fell from 4.25% on December 31, 2003, to 3.85% by period end, on March 31, 2004.

Q.   HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE PERIOD?

A. During the fourth quarter of 2003, the Fund's duration was neutral to the Index, which did not contribute positively or negatively to returns. While the portfolio maintained this neutral position into 2004, we shortened duration on two occasions during the first quarter of 2004. The first occurrence was in late January, following the significant purchase of Treasury notes by the Bank of Japan, as it attempted to prop up the US dollar. The second shortening took place in early March 2004, following an announcement that the number of new jobs created in February fell significantly short of expectations. In both instances, we felt the market overreacted to the news, and viewed these events as opportunities to shorten duration. However, the shortened duration posture detracted from performance when Treasury yields declined.


--------------------------------------------------------------------------------
2

FORT DEARBORN INCOME SECURITIES, INC.

     From a sector standpoint, we were underweight in corporate credit during the period. While this detracted from results during the fourth quarter of 2003, it enhanced results during the first quarter of 2004. In addition, agency securities became more attractive in the beginning of 2004, as the yield spread between agencies and Treasuries widened. We viewed this as an opportunity to increase the Fund's exposure, and, in particular, chose to emphasize shorter-term, callable agency securities.

     We continued to favor lower-quality, BBB-rated corporate bonds. This boosted returns in the first half of the period, when these issues significantly outperformed their higher-quality counterparts. However, as investors became more risk averse in the first quarter of 2004, this positioning detracted from results.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE POSITIONING THE FUND GOING FORWARD?

A. Volatility in the marketplace is being driven by the latest economic and geopolitical news. Until there is further clarity, we believe that interest rates will likely continue to trade in a set range. Currently, we believe the greatest risk to the market would be a sudden increase in interest rates, brought about by strong employment gains or a definitive change in the Fed's stance regarding the economy.

     Corporate credit spreads remain grounded by above-consensus earnings growth and muted equity market volatility. While we expect moderate free cashflow improvements in the next year, we still believe aggregate balance sheet leverage remains too high in the investment-grade corporate bond universe. Deleveraging must continue throughout 2004, as it did in the prior year, to justify current market pricing. We remain cautious on the corporate bond market as a result, but anticipate allocating funds to the sector should the spread between credit and Treasury yields widen, and equity market volatility remain muted. While we expect the economy to grow at or above long-term secular averages, we believe the portfolio should benefit from our position in cyclical industrials. Additional proceeds would most likely be allocated to relatively higher quality, less cyclical bonds, whose spread should widen if Treasury bond prices fall due to inflation fears and a less accommodative Fed.


--------------------------------------------------------------------------------
                                                                             3

FORT DEARBORN INCOME SECURITIES, INC.

     We are carefully monitoring the performance of the Fund's callable agency holdings. These securities have performed quite well, and we may look to reduce our exposure if we determine that their valuations are no longer attractive.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,



     /s/ Joseph A. Varnas                        /s/ Craig Ellinger



Joseph A. Varnas                           Craig Ellinger
President                                  Portfolio Manager
Fort Dearborn Income Securities, Inc.      Fort Dearborn Income Securities, Inc.
Managing Director                          Executive Director
UBS Global Asset Management                UBS Global Asset Management
(Americas) Inc.                            (Americas) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended March 31, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.


--------------------------------------------------------------------------------
4

FORT DEARBORN INCOME SECURITIES, INC.




PERFORMANCE AT A GLANCE

AVERAGE ANNUAL RETURNS, PERIODS ENDED 3/31/04

NET ASSET VALUE RETURNS*                     6 MONTHS      1 YEAR      5 YEARS     10 YEARS
===========================================================================================
Fort Dearborn Income Securities, Inc.           4.77%        9.87%        7.62%       8.19%
-------------------------------------------------------------------------------------------
Investment Grade Bond Index**                   4.68%        9.73%        8.41%       8.78%
===========================================================================================
MARKET PRICE RETURNS*
===========================================================================================
Fort Dearborn Income Securities, Inc.           6.84%        7.55%        6.87%       8.61%
-------------------------------------------------------------------------------------------
Investment Grade Bond Index**                   4.68%        9.73%        8.41%       8.78%
-------------------------------------------------------------------------------------------

* Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when sold, may be worth more or less than their original cost. NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the distribution dates. Market price return assumes dividends were reinvested under the Dividend Reinvestment Plan. NAV and market price returns for periods of less than one year are cumulative.

** Index composition, 12/31/81 - present: 5% Lehman US Agency Index; 75% Lehman US Credit Index; 10% Lehman US Mortgage Fixed Rate MBS Index; 10% Lehman US Treasury Index.


SHARE PRICE, DIVIDEND AND YIELDS AS OF 3/31/04
================================================================================
Market Price                                                      $15.30
--------------------------------------------------------------------------------
Net Asset Value (per share applicable to common shareholders)     $16.80
--------------------------------------------------------------------------------
12-Month Net Investment Income Dividend (ended 3/31/04)           $0.800
--------------------------------------------------------------------------------
March 2004 Dividend                                               $0.200
--------------------------------------------------------------------------------
Market Yield***                                                     5.23%
--------------------------------------------------------------------------------
NAV Yield***                                                        4.76%
--------------------------------------------------------------------------------
IPO Yield***                                                        5.33%
================================================================================

*** Market yield is calculated by multiplying the March dividend by 4 and dividing by the month-end market price. NAV yield is calculated by multiplying the March dividend by 4 and dividing by the month-end net asset value. IPO yield is calculated by multiplying the March dividend by 4 and dividing by the initial public offering price. Prices and yields will vary.


--------------------------------------------------------------------------------
                                                                             5

Fort Dearborn Income Securities, Inc.

Portfolio of Investments - March 31, 2004 (unaudited)


 PRINCIPAL
  AMOUNT                                               MOODY'S
   (000)                                               RATING           VALUE
================================================================================
BONDS - 97.78%
================================================================================
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.70%
================================================================================
    MORTGAGE-BACKED SECURITIES - 8.50%
================================================================================
  $1,500     Fannie Mae,
               2.750%, due 08/11/06                      Aaa          $1,507,171
--------------------------------------------------------------------------------
     785       4.375%, due 03/15/13                      Aaa             799,708
--------------------------------------------------------------------------------
   1,405       4.625%, due 10/15/13                      Aaa           1,446,220
--------------------------------------------------------------------------------
     711     Fannie Mae Grantor Trust,
               5.500%, due 03/01/33                      (a)             729,365
--------------------------------------------------------------------------------
   1,039       6.500%, due 07/25/42                      (a)           1,114,480
--------------------------------------------------------------------------------
     455     Federal Home Loan Mortgage Corp.,
               Gold Pool,
               6.500%, due 02/01/17                      (a)             483,338
--------------------------------------------------------------------------------
   1,115     Federal National Mortgage Association,
               5.125%, due 01/02/14                      Aa2           1,162,611
--------------------------------------------------------------------------------
     407       6.000%, due 06/01/23                      (a)             425,561
--------------------------------------------------------------------------------
     616       6.000%, due 11/01/28                      (a)             641,348
--------------------------------------------------------------------------------
     473       7.000%, due 03/01/31                      (a)             503,186
--------------------------------------------------------------------------------
      86     Federal National Mortgage Association,
               Guaranteed Mortgage Pass Thru
               Certificates REMIC, 7.000%,
               due 06/25/13                              (a)              87,393
--------------------------------------------------------------------------------
   1,825     Freddie Mac,
               3.875%, due 01/12/09                      Aaa           1,858,516
--------------------------------------------------------------------------------
   1,445       5.000%, due 01/30/14                      Aaa           1,476,689
--------------------------------------------------------------------------------
     282     Government National Mortgage
               Association,
               6.500%, due 05/15/29                      (a)             298,151
--------------------------------------------------------------------------------
                                                                      12,533,737
================================================================================
  U.S. TREASURY BONDS - 2.62%
================================================================================
   1,440       1.875%, due 12/31/05                      Aaa           1,450,068
--------------------------------------------------------------------------------
     385       5.375%, due 02/15/31                      Aaa             419,650
--------------------------------------------------------------------------------
   1,065       6.875%, due 08/15/25                      Aaa           1,360,496
--------------------------------------------------------------------------------
     440       8.750%, due 05/15/17                      Aaa             638,086
--------------------------------------------------------------------------------
                                                                       3,868,300
================================================================================
  U.S. TREASURY NOTES - 9.58%
================================================================================
     375       1.875%, due 11/30/05                      Aaa             377,842
--------------------------------------------------------------------------------
     735       2.000%, due 08/31/05                      Aaa             742,293
--------------------------------------------------------------------------------
   8,750       4.250%, due 08/15/13                      Aaa           9,067,187
--------------------------------------------------------------------------------
  13,355       6.125%+, due 11/15/27                     Aaa           3,935,438
--------------------------------------------------------------------------------
                                                                      14,122,760
--------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations (cost - $30,282,731)     30,524,797
================================================================================
CORPORATE BONDS AND NOTES - 73.90%
================================================================================
COMMUNICATION - 7.55%
================================================================================
     455     AT&T Corp., 8.000%, due 11/15/31            Baa2            536,703
--------------------------------------------------------------------------------
     840     AT&T Wireless Services, Inc., 8.750%,
               due 03/01/31                              Baa2          1,089,482
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                  MOODY'S
   (000)                                                  RATING        VALUE
================================================================================
CORPORATE BONDS AND NOTES - (CONTINUED)
================================================================================
COMMUNICATION - (CONCLUDED)
================================================================================
   $ 315     BellSouth Telecommunications Corp.,
               6.000%, due 10/15/11                         A1      $  349,358
--------------------------------------------------------------------------------
     260     Cingular Wireless LLC, 6.500%,
               due 12/15/11                                 A3         291,475
--------------------------------------------------------------------------------
     585     Citizens Communications Co., 9.000%,
               due 08/15/31                                Baa2        617,260
--------------------------------------------------------------------------------
   1,300     Comcast Corp., 7.050%, due 03/15/33           Baa3      1,444,507
--------------------------------------------------------------------------------
     355     International Business Machines Corp.,
               5.875%, due 11/29/32                         A1         368,303
--------------------------------------------------------------------------------
     625     Motorola, Inc., 7.625%, due 11/15/10          Baa3        727,232
--------------------------------------------------------------------------------
     820     News America Holdings, Inc., 7.125%,
               due 04/08/28                                Baa3        919,628
--------------------------------------------------------------------------------
     800     SBC Communications, Inc., 5.875%,
               due 02/01/12                                 A1         874,060
--------------------------------------------------------------------------------
     665     Sprint Capital Corp., 8.750%,
               due 03/15/32                                Baa3        840,493
--------------------------------------------------------------------------------
   1,085     Verizon New York, Inc., 7.375%,
               due 04/01/32                                 A2       1,234,834
--------------------------------------------------------------------------------
     825     Viacom, Inc., 6.625%, due 05/15/11             A3         949,830
--------------------------------------------------------------------------------
     700     Vodafone Group PLC, 7.875%,
               due 02/15/30                                 A2         886,905
--------------------------------------------------------------------------------
                                                                    11,130,070
================================================================================
Finance - 28.89%
================================================================================
     195     Allstate Corp., 6.750%, due 05/15/18           A1         230,169
--------------------------------------------------------------------------------
     745     Anadarko Finance Co., 7.500%,
               due 05/01/31                                Baa1        901,648
--------------------------------------------------------------------------------
     375     Avalonbay Communities, Inc., 7.500%,
               due 08/01/09                                Baa1        442,555
--------------------------------------------------------------------------------
   1,915     Bank of America Corp., 7.400%,
               due 01/15/11                                Aa3       2,298,628
--------------------------------------------------------------------------------
     815     Bank One Corp., 7.875%, due 08/01/10           A1         996,721
--------------------------------------------------------------------------------
     290     Barclays Bank, PLC, 144A, 8.550%,
               due 12/31/49                                Aa3         364,383
--------------------------------------------------------------------------------
     320     Boeing Capital Corp., 7.375%,
               due 09/27/10                                 A3         379,743
--------------------------------------------------------------------------------
     140     CIT Group, Inc., 7.750%, due 04/02/12          A2         169,094
--------------------------------------------------------------------------------
   2,175     Citigroup, Inc., 7.250%, due 10/01/10         Aa2       2,590,342
--------------------------------------------------------------------------------
     275     Conoco Funding Co., 7.250%,
               due 10/15/31                                 A3         334,297
--------------------------------------------------------------------------------
   1,000     Conseco Finance Securitizations Corp.,
               7.470%, due 02/01/32                        Ba2       1,041,980
--------------------------------------------------------------------------------
   1,300     Conseco Finance Securitizations Corp.,
               8.480%, due 12/01/30                         B2       1,375,730
--------------------------------------------------------------------------------
   3,000     CPL Transition Funding LLC, 6.250%,
               due 01/15/17                                Aaa       3,459,920
--------------------------------------------------------------------------------
     762     CS First Boston Mortgage Securities
               Corp., 03-8, Class 5A1, 6.500%,
               due 04/25/33                                Aaa         797,433
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                             7

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                   MOODY'S
   (000)                                                   RATING        VALUE
================================================================================
CORPORATE BONDS AND NOTES - (CONTINUED)
================================================================================
FINANCE - (CONTINUED)
================================================================================
  $1,105     CS First Boston USA, Inc., 6.500%,
               due 01/15/12                                  Aa3     $1,261,429
--------------------------------------------------------------------------------
     700     EOP Operating, 7.250%, due 06/15/28            Baa1        786,640
--------------------------------------------------------------------------------
   2,365     Ford Motor Co., 7.450%, due 07/16/31           Baa1      2,361,862
--------------------------------------------------------------------------------
     930     Ford Motor Credit Co., 7.375%,
               due 02/01/11                                  A3       1,014,221
--------------------------------------------------------------------------------
   1,150     General Electric Capital Corp., 6.750%,
               due 03/15/32                                  Aaa      1,328,442
--------------------------------------------------------------------------------
   1,730     General Electric Capital Corp., 6.000%,
               due 06/15/12                                  Aaa      1,933,090
--------------------------------------------------------------------------------
     265     General Motors Acceptance Corp.,
               6.875%, due 09/15/11                          A3         287,501
--------------------------------------------------------------------------------
   1,000     General Motors Acceptance Corp.,
               8.375%, due 07/15/33                         Baa1      1,134,361
--------------------------------------------------------------------------------
   1,550     General Motors Acceptance Corp.,
               8.000%, due 11/01/31                          A3       1,715,624
--------------------------------------------------------------------------------
     170     Goldman Sachs Group, Inc., 6.125%,
               due 02/15/33                                  Aa3        175,286
--------------------------------------------------------------------------------
     665     Goldman Sachs Group, Inc., 6.875%,
               due 01/15/11                                  Aa3        772,650
--------------------------------------------------------------------------------
   1,165     Household Finance Corp., 6.750%,
               due 05/15/11                                  A1       1,345,648
--------------------------------------------------------------------------------
     260     HSBC Holdings PLC, 5.250%,
               due 12/12/12                                  A1         274,428
--------------------------------------------------------------------------------
     750     J.P. Morgan Chase & Co., 6.750%,
               due 02/01/11                                  A2         874,554
--------------------------------------------------------------------------------
     475     Lehman Brothers Holdings, Inc.,
               6.625%, due 01/18/12                          A1         548,942
--------------------------------------------------------------------------------
     390     Lincoln National Corp., 6.200%,
               due 12/15/11                                  A3         440,034
--------------------------------------------------------------------------------
     320     Marsh & McClennan Cos., Inc., 6.250%,
               due 03/15/12                                  A2         358,948
--------------------------------------------------------------------------------
     190     MBNA America Bank N.A., 7.125%,
               due 11/15/12                                 Baa2        224,078
--------------------------------------------------------------------------------
     195     Mellon Funding Corp., 5.000%,
               due 12/01/14                                  A2         201,888
--------------------------------------------------------------------------------
   1,640     Morgan Stanley, 6.750%, due 04/15/11            Aa3      1,894,382
--------------------------------------------------------------------------------
     170     Morgan Stanley, 7.250%, due 04/01/32            Aa3        205,272
--------------------------------------------------------------------------------
     360     National City Bank, 4.625%,
               due 05/01/13                                  A1         362,642
--------------------------------------------------------------------------------
     440     Pemex Project Funding Master Trust,
               8.000%, due 11/15/11                         Baa1        511,940
--------------------------------------------------------------------------------
     300     Pitney Bowes, Inc., 4.625%,
               due 10/01/12                                  Aa3        308,592
--------------------------------------------------------------------------------
     830     Qwest Capital Funding, Inc., 7.900%,
               due 08/15/10                                 Caa2        747,000
--------------------------------------------------------------------------------
     115     SLM Corp., 5.125%, due 08/27/12                 A2         120,592
--------------------------------------------------------------------------------
     500     U.S. Bank N.A., Minnesota, 6.375%,
               due 08/01/11                                  Aa3        573,986
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                    MOODY'S
   (000)                                                    RATING        VALUE
================================================================================
CORPORATE BONDS AND NOTES - (CONTINUED)
================================================================================
FINANCE - (CONCLUDED)
================================================================================
   $ 945     Unilever Capital Corp., 7.125%,
               due 11/01/10                                   A1      $1,126,492
--------------------------------------------------------------------------------
   1,620     Wachovia Bank N.A. (Charlotte),
               7.800%, due 08/18/10                          Aa3       1,996,796
--------------------------------------------------------------------------------
     680     Washington Mutual Bank, 5.500%,
               due 01/15/13                                   A3         724,244
--------------------------------------------------------------------------------
     350     Washington Mutual Bank, 6.875%,
               due 06/15/11                                   A3         408,267
--------------------------------------------------------------------------------
   1,025     Wells Fargo Bank, N.A., 6.450%,
               due 02/01/11                                  Aa1       1,178,736
--------------------------------------------------------------------------------
                                                                      42,581,210
================================================================================
INDUSTRIAL - 18.60%
================================================================================
     720     Alcoa, Inc., 6.000%, due 01/15/12                A2         810,387
--------------------------------------------------------------------------------
     675     Altria Group, Inc., 7.750%,
               due 01/15/27                                  Baa2        752,354
--------------------------------------------------------------------------------
     450     Amerada Hess Corp., 7.875%,
               due 10/01/29                                  Ba1         509,387
--------------------------------------------------------------------------------
     440     Anheuser-Busch Cos., Inc., 9.000%,
               due 12/01/09                                   A1         561,667
--------------------------------------------------------------------------------
   1,270     Avon Products, Inc., 7.150%,
               due 11/15/09                                   A2       1,498,102
--------------------------------------------------------------------------------
     325     Bear Stearns Co., 5.700%,
               due 11/15/14                                   A1         350,166
--------------------------------------------------------------------------------
     670     Bombardier, Inc., 144A, 6.750%,
               due 05/01/12                                  Baa3        728,964
--------------------------------------------------------------------------------
     395     Bristol-Myers Squibb Co., 5.750%,
               due 10/01/11                                   A1         434,232
--------------------------------------------------------------------------------
     720     Caterpillar, Inc., 6.550%, due 05/01/11          A2         837,167
--------------------------------------------------------------------------------
     340     Cendant Corp., 7.375%, due 01/15/13             Baa1        398,884
--------------------------------------------------------------------------------
     300     Centex Corp., 7.875%, due 02/01/11              Baa2        360,709
--------------------------------------------------------------------------------
     420     Conagra Foods, Inc., 6.750%,
               due 09/15/11                                  Baa1        482,144
--------------------------------------------------------------------------------
     350     Coors Brewing Co., 6.375%,
               due 05/15/12                                  Baa2        393,911
--------------------------------------------------------------------------------
     845     DaimlerChrysler N.A. Holding Corp.,
               8.500%, due 01/18/31                           A3       1,039,176
--------------------------------------------------------------------------------
     825     Deere & Co., 7.125%, due 03/03/31                A3         998,785
--------------------------------------------------------------------------------
     330     Dow Chemical Co., 6.125%,
               due 02/01/11                                   A3         366,978
--------------------------------------------------------------------------------
     300     Federated Department Stores, Inc.,
               6.625%, due 04/01/11                          Baa1        344,246
--------------------------------------------------------------------------------
     375     First Data Corp., 5.625%, due 11/01/11           A1         413,171
--------------------------------------------------------------------------------
     730     General Dynamics Corp., 4.250%,
               due 05/15/13                                   A2         719,132
--------------------------------------------------------------------------------
     850     ICI Wilmington, Inc., 5.625%,
               due 12/01/13                                  Baa3        887,578
--------------------------------------------------------------------------------
     875     International Paper Co., 6.750%,
               due 09/01/11                                  Baa2        995,032
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                             9

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                  MOODY'S
   (000)                                                  RATING        VALUE
================================================================================
CORPORATE BONDS AND NOTES - (CONTINUED)
================================================================================
INDUSTRIAL - (CONCLUDED)
================================================================================
$ 285        Kohl's Corp., 6.300%, due 03/01/11               A3      $  322,414
--------------------------------------------------------------------------------
  760        Kraft Foods, Inc., 5.625%, due 11/01/11          A3         824,125
--------------------------------------------------------------------------------
  685        Kroger Co., 7.500%, due 04/01/31                Baa3        808,075
--------------------------------------------------------------------------------
  255        Lockheed Martin Corp., 8.500%,
               due 12/01/29                                  Baa2        342,058
--------------------------------------------------------------------------------
  600        McKesson Corp., Inc., 7.750%,
               due 02/01/12                                  Baa2        719,320
--------------------------------------------------------------------------------
  520        Merck & Co., Inc., 6.400%,
               due 03/01/28                                  Aaa         588,563
--------------------------------------------------------------------------------
  350        Miller Brewing Co.,144A, 5.500%,
               due 08/15/13                                  Baa1        372,077
--------------------------------------------------------------------------------
  235        Newell Rubbermaid, Inc., 6.750%,
               due 03/15/12                                  Baa2        263,080
--------------------------------------------------------------------------------
  425        Northrop Grumman Corp., 7.125%,
               due 02/15/11                                  Baa3        502,355
--------------------------------------------------------------------------------
  265        Occidental Petroleum Corp., 8.450%,
               due 02/15/29                                  Baa1        359,882
--------------------------------------------------------------------------------
  275        Progressive Corp. (The), 6.250%,
               due 12/01/32                                   A1         298,262
--------------------------------------------------------------------------------
  290        Rohm & Haas Co., 7.850%,
               due 07/15/29                                   A3         370,140
--------------------------------------------------------------------------------
  435        Safeway, Inc., 7.250%, due 02/01/31             Baa2        489,954
--------------------------------------------------------------------------------
  525        Target Corp., 7.000%, due 07/15/31               A2         619,173
--------------------------------------------------------------------------------
1,815        Time Warner, Inc., 7.625%,
               due 04/15/31                                  Baa1      2,123,423
--------------------------------------------------------------------------------
  585        Transocean, Inc., 7.500%, due 04/15/31          Baa2        707,945
--------------------------------------------------------------------------------
  350        Travelers Property Casualty Corp.,
               6.375%, due 03/15/33                           A3         371,409
--------------------------------------------------------------------------------
  125        Tyson Foods, Inc., 8.250%,
               due 10/01/11                                  Baa3        149,024
--------------------------------------------------------------------------------
  430        United Technologies Corp., 6.100%,
               due 05/15/12                                   A2         484,112
--------------------------------------------------------------------------------
  475        UST, Inc., 6.625%, due 07/15/12                  A3         538,806
--------------------------------------------------------------------------------
  400        Walt Disney Co. (The), 6.375%,
               due 03/01/12                                  Baa1        446,033
--------------------------------------------------------------------------------
  310        Wendy's International, Inc., 6.200%,
               due 06/15/14                                  Baa1        343,584
--------------------------------------------------------------------------------
  665        Weyerhaeuser Co., 7.375%,
               due 03/15/32                                  Baa2        763,267
--------------------------------------------------------------------------------
  700        Wyeth, 5.250%, due 03/15/13                     Baa1        734,754
--------------------------------------------------------------------------------
                                                                      27,424,007
================================================================================
INTERNATIONAL - 6.70%
================================================================================
   DIVERSIFIED TELECOMMUNICATIONS - 1.37%
================================================================================
 340        British Telecommunications, PLC,
              8.125%, due 12/15/10                           Baa1        420,156
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                  MOODY'S
   (000)                                                  RATING        VALUE
================================================================================
CORPORATE BONDS AND NOTES - (CONTINUED)
================================================================================
INTERNATIONAL - (CONCLUDED)
================================================================================
  DIVERSIFIED TELECOMMUNICATIONS - (CONCLUDED)
================================================================================
   $ 530     France Telecom S.A., 8.500%,
               due 03/01/31                                Baa2     $ 716,400
--------------------------------------------------------------------------------
     430     Telecom Italia Capital, 144A, 6.375%,
               due 11/15/33                                Baa2       449,292
--------------------------------------------------------------------------------
     365     Telus Corp., 8.000%, due 06/01/11             Baa3       439,683
--------------------------------------------------------------------------------
                                                                    2,025,531
================================================================================
  FINANCE - 3.22%
================================================================================
     570     Abbey National PLC, 7.950%,
               due 10/26/29                                 A1        727,981
--------------------------------------------------------------------------------
   2,500     Augusta Funding Ltd., 7.375%,
               due 04/15/13                                Aaa      2,712,450
--------------------------------------------------------------------------------
     625     Deutsche Telekom International Finance
               BV, 8.250%, due 06/15/30                    Baa2       819,395
--------------------------------------------------------------------------------
     385     Royal Bank of Scotland, 9.118%,
               due 03/31/10                                 A1        491,873
--------------------------------------------------------------------------------
                                                                    4,751,699
================================================================================
  FOREIGN GOVERNMENT BOND - 1.88%
================================================================================
     475     State of Qatar, 144A, 9.750%,
               due 06/15/30                                 A3        684,000
--------------------------------------------------------------------------------
   1,755     United Mexican States, 8.125%,
               due 12/30/19                                Baa2     2,084,062
--------------------------------------------------------------------------------
                                                                    2,768,062
================================================================================
  TRANSPORTATION - 0.23%
================================================================================
     285     Canadian National Railway Co.,
               6.900%, due 07/15/28                        Baa1       336,921
--------------------------------------------------------------------------------
Total International Bonds                                           9,882,213
================================================================================
TRANSPORTATION - 2.30%
================================================================================
     120     Burlington Northern Santa Fe Corp.,
               6.875%, due 12/01/27                        Baa2       136,985
--------------------------------------------------------------------------------
     740     Burlington Northern Santa Fe Corp.,
               7.082%, due 05/13/29                        Baa2       866,760
--------------------------------------------------------------------------------
     700     Delta Air Lines, Inc., 10.500%,
               due 04/30/16(b)                              B3        545,965
--------------------------------------------------------------------------------
   1,065     Erac U.S.A. Finance Co., 144A, 8.000%,
               due 01/15/11                                Baa1     1,295,604
--------------------------------------------------------------------------------
     470     Union Pacific Corp., 6.650%,
               due 01/15/11                                Baa2       539,789
--------------------------------------------------------------------------------
                                                                    3,385,103
--------------------------------------------------------------------------------
UTILITIES - 9.86%
================================================================================
     305     Apache Corp., 6.250%, due 04/15/12             A3        350,367
--------------------------------------------------------------------------------
     110     Boston Edison Co., 4.875%,
               due 10/15/12                                 A1        114,229
--------------------------------------------------------------------------------
     370     Burlington Resources Finance Co.,
               6.680%, due 02/15/11                        Baa1       422,835
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                           11

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                MOODY'S
   (000)                                                RATING         VALUE
================================================================================
CORPORATE BONDS AND NOTES - (CONCLUDED)
================================================================================
UTILITIES - (CONCLUDED)
================================================================================
   $ 270     Commonwealth Edison Co., 6.150%,
               due 03/15/12                                 A3      $    304,488
--------------------------------------------------------------------------------
     680     ConocoPhillips, 8.750%, due 05/25/10           A3           864,835
--------------------------------------------------------------------------------
   1,400     Consolidated Edison Co. of New York,
               7.500%, due 09/01/10                         A1         1,688,016
--------------------------------------------------------------------------------
     670     Devon Financing Corp., ULC, 6.875%,
               due 09/30/11                                Baa2          775,276
--------------------------------------------------------------------------------
     415     Dominion Resources, Inc., 5.700%,
               due 09/17/12                                Baa1          446,983
--------------------------------------------------------------------------------
     205     DTE Energy Co., 7.050%, due 06/01/11          Baa2          234,787
--------------------------------------------------------------------------------
     590     Duke Energy Field Services, LLC,
               8.125%, due 08/16/30                        Baa2          747,738
--------------------------------------------------------------------------------
     650     FirstEnergy Corp., 6.450%,
               due 11/15/11                                Baa3          711,640
--------------------------------------------------------------------------------
     165     Kerr-McGee Corp., 7.875%,
               due 09/15/31                                Baa3          196,026
--------------------------------------------------------------------------------
     345     MidAmerican Energy Co., 5.125%,
               due 01/15/13                                 A3           361,261
--------------------------------------------------------------------------------
     310     Oncor Electric Delivery Co., 7.250%,
               due 01/15/33                                Baa1          364,822
--------------------------------------------------------------------------------
     330     PP&L Capital Funding, Inc., 7.750%,
               due 04/15/05                                Baa3          349,018
--------------------------------------------------------------------------------
     210     Praxair, Inc., 6.375%, due 04/01/12            A3           240,879
--------------------------------------------------------------------------------
     520     Progress Energy, Inc., 7.000%,
               due 10/30/31                                Baa2          577,786
--------------------------------------------------------------------------------
     290     PSEG Power LLC, 8.625%, due 04/15/31          Baa1          382,720
--------------------------------------------------------------------------------
   3,200     Reliant Energy Transition, 01-1, Class
               A4, 5.630%, due 09/15/15                    Aaa         3,542,534
--------------------------------------------------------------------------------
     480     Sempra Energy, 7.950%, due 03/01/10           Baa1          580,031
--------------------------------------------------------------------------------
     325     Southern Power Co., 6.250%,
               due 07/15/12                                Baa1          359,681
--------------------------------------------------------------------------------
     300     Union Oil Co. of California, 7.500%,
               due 02/15/29                                Baa2          363,052
--------------------------------------------------------------------------------
     470     Valero Energy Corp., 7.500%,
               due 04/15/32                                Baa3          559,271
--------------------------------------------------------------------------------
                                                                      14,538,275
================================================================================
TOTAL CORPORATE BONDS AND NOTES (COST - $98,766,348)                 108,940,878
================================================================================
MUNICIPAL SECURITIES - 3.18%
================================================================================
   2,350     Illinois State, 5.100%, due 06/01/33          Aa3         2,284,670
--------------------------------------------------------------------------------
   5,000     New Jersey Economic Development
               Authority, Zero Coupon
               Revenue Bond, due 02/15/18                  Aaa         2,398,650
================================================================================
TOTAL MUNICIPAL SECURITIES (COST - $3,946,194)                         4,683,320
================================================================================
TOTAL BONDS (COST - $132,995,273)                                   $144,148,995
================================================================================

--------------------------------------------------------------------------------
12

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)


NUMBER OF
 SHARES
  (000)                                                                 VALUE
================================================================================
INVESTMENT IN AFFILIATED ISSUER - 1.07%
================================================================================
MONEY MARKET FUND* - 1.07%
================================================================================
   1,571     UBS Supplementary Trust U.S. Cash
               Management Prime Fund, 1.09%
               (cost - $1,570,641)                                  $  1,570,641
--------------------------------------------------------------------------------
Total Investments (cost - $134,565,914) - 98.85%                     145,719,636
--------------------------------------------------------------------------------
Other assets in excess of liabilities - 1.15%                          1,690,655
--------------------------------------------------------------------------------
Net assets - 100%                                                   $147,410,291
--------------------------------------------------------------------------------

(a)    Moody's as a matter of policy, does not rate this issue.

(b) Security is illiquid. This security amounted to $545,965 or 0.37% of net assets.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, valued at $3,894,320 represent 2.6% of net assets as of March 31, 2004, may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REMIC  Real Estate Mortgage Investment Conduit

+ Interest rate shown reflects yield to maturity at purchase date for zero coupon bonds.

*      Interest rate shown reflects yield at March 31, 2004.











                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
                                                                           13

FORT DEARBORN INCOME SECURITIES, INC.

STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 2004 (UNAUDITED)


================================================================================
ASSETS:
Investments in securities in unaffiliated issuers, at value
   (cost - $132,995,273)                                           $144,148,995
--------------------------------------------------------------------------------
Investments in securities in affiliated issuers, at value
   (cost - $1,570,641)                                                1,570,641
--------------------------------------------------------------------------------
Receivable for investments sold                                       3,310,947
--------------------------------------------------------------------------------
Interest receivable                                                   1,965,622
--------------------------------------------------------------------------------
Total assets                                                        150,996,205
--------------------------------------------------------------------------------
LIABILITIES:

Payable for investments purchased                                     3,380,439
--------------------------------------------------------------------------------
Payable for investment advisory fees                                    163,192
--------------------------------------------------------------------------------
Accrued expenses and other liabilities                                   42,283
--------------------------------------------------------------------------------
Total liabilities                                                     3,585,914
--------------------------------------------------------------------------------
NET ASSETS:

Capital Stock - $0.01 par value; 12,000,000 shares authorized;
   8,775,665 shares issued and outstanding                          135,120,133
--------------------------------------------------------------------------------
Undistributed net investment income                                      77,455
--------------------------------------------------------------------------------
Accumulated net realized gain from investment transactions            1,058,981
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                           11,153,722
--------------------------------------------------------------------------------
Net assets                                                         $147,410,291
--------------------------------------------------------------------------------
Net asset value per share                                          $      16.80
================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
14

Fort Dearborn Income Securities, Inc.

Statement of Operations


                                                                    FOR THE
                                                                   SIX MONTHS
                                                                     ENDED
                                                                 MARCH 31, 2004
                                                                  (UNAUDITED)
================================================================================
INVESTMENT INCOME:

Interest                                                          $4,063,711
--------------------------------------------------------------------------------
EXPENSES:

Investment advisory fees                                             339,610
--------------------------------------------------------------------------------
Directors' fees                                                       37,603
--------------------------------------------------------------------------------
Transfer agency fees                                                  27,075
--------------------------------------------------------------------------------
Professional fees                                                     26,510
--------------------------------------------------------------------------------
Custody and accounting fees                                           21,716
--------------------------------------------------------------------------------
Reports and notices to shareholders                                   19,052
--------------------------------------------------------------------------------
Franchise taxes                                                        6,017
--------------------------------------------------------------------------------
Other expenses                                                        18,801
--------------------------------------------------------------------------------
                                                                     496,384
--------------------------------------------------------------------------------
Net investment income                                              3,567,327
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS FROM INVESTMENT
ACTIVITIES:

Net realized gains from investment transactions                    1,323,952
--------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
   investments                                                     1,560,009
--------------------------------------------------------------------------------
Net realized and unrealized gain from investment activities        2,883,961
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $6,451,288
================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                           15

FORT DEARBORN INCOME SECURITIES, INC.

STATEMENT OF CHANGES IN NET ASSETS


                                                          FOR THE SIX
                                                         MONTHS ENDED         FOR THE
                                                        MARCH 31, 2004       YEAR ENDED
                                                          (UNAUDITED)    SEPTEMBER 30, 2003
===========================================================================================
FROM OPERATIONS:

Net investment income                                    $  3,567,327      $  7,271,235
-------------------------------------------------------------------------------------------
Net realized gain from investment transactions              1,323,952           186,121
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation
   of investments                                           1,560,009         6,960,588
===========================================================================================
Net increase in net assets resulting from operations        6,451,288        14,417,944
===========================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
FROM:

Net investment income                                      (3,510,266)       (7,459,315)
-------------------------------------------------------------------------------------------
Net realized gains                                                  -          (351,027)
-------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders          (3,510,266)       (7,810,342)
===========================================================================================
Net increase in net assets                                  2,941,022         6,607,602
===========================================================================================
NET ASSETS:

Beginning of period                                       144,469,269       137,861,667
-------------------------------------------------------------------------------------------
End of period (including undistributed net
   investment income of $77,455 and $20,394,
   respectively)                                         $147,410,291      $144,469,269
===========================================================================================



                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
16

FORT DEARBORN INCOME SECURITIES, INC.

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Fort Dearborn Income Securities, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund invests principally in investment grade long-term fixed income debt securities with the primary objective of providing its shareholders with a stable stream of current income consistent with external interest rate conditions, and a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market.

In the normal course of business the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS -- The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. ("UBS Global AM" or the "Advisor"), the investment advisor of the Fund. UBS Global AM is an


--------------------------------------------------------------------------------
                                                                           17

FORT DEARBORN INCOME SECURITIES, INC.

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED)


indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

DIVIDENDS AND DISTRIBUTIONS -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital is determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

MORTGAGE BACKED SECURITIES AND OTHER INVESTMENTS -- The Fund invests in Mortgage Backed Securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. Most of the securities are guaranteed by federally sponsored agencies - Government National Mortgage Association (GNMA), Federal National Mortgage Association
(FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). However, some securities may be issued by private, non-governmental corporations. MBS issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations is also higher.

The Fund invests in Collateralized Mortgage Obligations (CMOs). A CMO is a bond, which is collateralized by a pool of MBS. The Company also invests in REMICs (Real Estate Mortgage Investment Conduit) which are simply another form of CMO.


--------------------------------------------------------------------------------
18

FORT DEARBORN INCOME SECURITIES, INC.

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED)


These MBS pools are divided into classes or tranches with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid. For instance, a Planned Amortization Class
(PAC) is a specific class of mortgages, which over its life will generally have the most stable cash flows and the lowest prepayment risk. A Graduated Payment Mortgage (GPM) is a negative amortization mortgage where the payment amount gradually increases over the life of the mortgage. The early payment amounts are not sufficient to cover the interest due, and therefore, the unpaid interest is added to the principal, thus increasing the borrower's mortgage balance. Prepayment may shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.

The Fund invests in Asset Backed Securities, representing interests in pools of certain types of underlying installment loans or leases or by revolving lines of credit. They often include credit enhancement that help limit investors exposure to the underlying credit. These securities are valued on the basis of timing and certainty of cash flows compared to investments with similar durations.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under an agreement between the Fund and UBS Global AM, UBS Global AM manages the Fund's investment portfolio, maintains its accounts and records, and furnishes the services of individuals to perform executive functions for the Fund. In return for these services, the Fund pays the Advisor 50 basis points (annualized) of the Fund's average weekly net assets up to $100,000,000 and 40 basis points (annualized) of average weekly net assets in excess of $100,000,000. At March 31, 2004, the Fund owed UBS Global AM $163,192 in investment advisory fees.

The Fund invests in shares of the UBS Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). Supplementary Trust is a business trust managed by the Advisor. Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor.

The Fund pays no management fees to Supplementary Trust. Distributions from the Supplementary Trust are reflected as interest income on the statement of operations.


--------------------------------------------------------------------------------
                                                                           19

FORT DEARBORN INCOME SECURITIES, INC.

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED)


Amounts relating to those investments at March 31, 2004 and for the period ended are summarized as follows:

                                                                                                       % OF
                                                           SALES        INTEREST                       NET
               FUND                     PURCHASES        PROCEEDS        INCOME         VALUE         ASSETS
-------------------------------------------------------------------------------------------------------------
UBS Supplementary Trust U.S. Cash
   Management Prime Fund               $19,800,970     $19,430,584      $12,349       $1,570,641       1.1%
=============================================================================================================

FEDERAL TAX STATUS

For federal income tax purposes, the cost of securities owned at March 31, 2004, was substantially the same as the cost of securities for financial statement purposes.

At March 31, 2004, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)      $ 11,810,381
---------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)          (656,659)
---------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                $ 11,153,722
=======================================================================================

Purchases and sales (including maturities) of portfolio securities during the six months ended March 31, 2004, were as follows: debt securities, $23,470,254 and $14,378,319, respectively; and United States government debt obligations, $49,331,722 and $59,668,324, respectively.

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended September 30, 2003 were as follows:

DISTRIBUTIONS PAID FROM:          2003
========================================
Ordinary income              $ 7,643,604
----------------------------------------
Capital gains                    166,738
----------------------------------------
                             $ 7,810,342
----------------------------------------

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending September 30, 2004.

--------------------------------------------------------------------------------
20

FORT DEARBORN INCOME SECURITIES, INC.

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED)


CAPITAL STOCK

At March 31, 2004, there were 12,000,000 shares of $0.01 par value capital stock authorized, and 8,775,665 shares issued and outstanding. During the six months ended March 31, 2004, no new shares were issued as part of the dividend reinvestment plan.


--------------------------------------------------------------------------------
                                                                           21

FORT DEARBORN INCOME SECURITIES, INC.

FINANCIAL HIGHLIGHTS


Selected data for a share of capital stock outstanding throughout each period is:

                                              SIX MONTHS
                                                ENDED
                                              MARCH 31,                        YEAR ENDED SEPTEMBER 30,
                                                 2004     -------------------------------------------------------------------
                                             (UNAUDITED)       2003          2002          2001          2000         1999
=============================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD         $ 16.46        $ 15.71       $ 15.95       $ 15.05       $ 15.11       $ 16.87
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.41           0.83          0.95          1.04          1.05          1.05
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses)
  from investment transactions                  0.33           0.81         (0.07)         0.90         (0.06)        (1.27)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations                                    0.74           1.64          0.88          1.94          0.99         (0.22)
-----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income           (0.40)         (0.85)        (0.96)        (1.04)        (1.04)        (1.04)
-----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain               -          (0.04)        (0.16)            -         (0.01)        (0.50)
-----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions              (0.40)         (0.89)        (1.12)        (1.04)        (1.05)        (1.54)
=============================================================================================================================
NET ASSET VALUE, END OF PERIOD               $ 16.80        $ 16.46       $ 15.71       $ 15.95       $ 15.05       $ 15.11
=============================================================================================================================
MARKET VALUE, END OF PERIOD                  $ 15.30        $ 14.70       $ 15.10       $ 14.84       $ 13.38       $ 13.88
=============================================================================================================================
TOTAL INVESTMENT RETURN (MARKET
  VALUE)(1)                                     6.84%          3.21%         9.46%        18.98%         4.34%        (2.76)%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN (NET ASSET
  VALUE)(2)                                     4.77%         10.63%         5.82%        13.22%         6.77%        (1.48)%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)      $147.41        $144.47       $137.86       $139.98       $132.09       $132.81
-----------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets                  0.69%*         0.74%         0.73%         0.71%         0.74%         0.73%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income to average net
  assets                                        4.92%*         5.16%         6.07%         6.68%         7.01%         6.61%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                52%            62%          127%          143%           74%           70%
=============================================================================================================================

1 Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for the period less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

2 Total investment return is calculated assuming a $10,000 purchase of common stock at the current net asset value on the first day of each period reported and a sale at the current net asset value on the last day of each period reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for the period less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

*    Annualized.

--------------------------------------------------------------------------------
22

FORT DEARBORN INCOME SECURITIES, INC.




GENERAL INFORMATION (UNAUDITED)

THE FUND

Fort Dearborn Income Securities, Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's investment objective is to provide its shareholders with a stable stream of current income consistent with external interest rate conditions and a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market. The Fund's investment advisor is UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which has over $53.1 billion in assets under management as of April 30, 2004.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by contacting the Fund directly at 1-800-446-2617 or online on the Funds Web site www.ubs.com/ubsglobalam-proxy.

STOCK REPURCHASE PLAN

On July 28, 1988, the Board of Directors of the Fund approved a resolution to repurchase up to 700,000 of its common shares. The Fund may repurchase shares, at a price not in excess of market and at a discount from net asset value, if and when such repurchases are deemed appropriate and in the shareholder's best interest. Any repurchases will be made in compliance with applicable requirements of the federal securities law.



--------------------------------------------------------------------------------
                                                                           23

FORT DEARBORN INCOME SECURITIES, INC.



SHAREHOLDER INFORMATION

The Fund's NYSE trading symbol is "FTD." Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal. The New York Times and Barron's, as well as in numerous other publications.

An annual meeting of shareholders of the Fund was held on December 15, 2003. At the meeting Adela Cepeda, Frank K. Reilly, Edward M. Roob and J. Mikesell Thomas were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified or until they resign or are otherwise removed. The shares were voted as indicated below.

                                                           SHARES       SHARES
                                                           VOTED       WITHHOLD
TO VOTE FOR OR WITHHOLD AUTHORITY IN THE ELECTION OF:       FOR        AUTHORITY
================================================================================
Adela Cepeda                                             7,554,442      59,384
--------------------------------------------------------------------------------
Frank K. Reilly                                          7,552,412      61,414
--------------------------------------------------------------------------------
Edward M. Roob                                           7,553,142      60,684
--------------------------------------------------------------------------------
J. Mikesell Thomas                                       7,540,835      72,991
--------------------------------------------------------------------------------

The Plan had 752 participants on March 30, 2004. Under the terms of the Plan, any shareholder may terminate participation by giving written notice to the Company. Upon termination, a certificate for all full shares, plus a check for the value of any fractional interest in shares, will be sent to the withdrawing shareholders, unless the sale of all or part of such shares is requested. ANY REGISTERED SHAREHOLDER WHO WISHES TO PARTICIPATE IN THE PLAN MAY DO SO BY WRITING TO EQUISERVE TRUST COMPANY N.A. OF NEW YORK, P.O. BOX 2500, JERSEY CITY, NJ 07303-2500 OR CALLING THEM AT (800) 446-2617. A copy of the Plan and enrollment card will be mailed to you. Shareholders who own shares in nominee name should contact their brokerage firm. All new shareholders will receive a copy of the Plan and a card, which may be signed to authorize reinvestment of dividends pursuant to the Plan.

The investment of dividends does not relieve participants of any income tax which may be payable thereon. The Fund strongly recommends that all Automatic Dividend Investment Plan participants retain each year's final statement on their plan participation as a part of their permanent tax record. This will insure that cost information is available if and when it is needed.


--------------------------------------------------------------------------------
24

DIRECTORS

Adela Cepeda

Frank K. Reilly

Edward M. Roob

J. Mikesell Thomas



PRINCIPAL OFFICERS

Joseph A. Varnas                  Paul H. Schubert
President                         Vice President and Treasurer

David M. Goldenberg               Craig G. Ellinger, CFA
Vice President and Secretary      Vice President



INVESTMENT ADVISOR

UBS Global Asset Management (Americas) Inc.
One N. Wacker Drive
Chicago, Illinois 60606


The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.


(c) 2004 UBS Global Asset Management (Americas) Inc. All rights reserved.

                                                                   -------------
[UBS LOGO OMITTED]                                                   Presorted
                                                                     Standard
                                                                    US Postage
UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.                            PAID
One N. Wacker Drive                                                Smithtown, NY
38th Floor                                                          Permit 700
Chicago, Illinois 60606                                            -------------

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 6. [RESERVED BY SEC FOR FUTURE USE. ]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating, Compensation and Governance Committee. The Nominating, Compensation and Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating, Compensation and Governance Committee, Mr. Frank Reilly, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating, Compensation and Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:      /s/ Joseph A. Varnas
         --------------------
         Joseph A. Varnas
         President

Date:    June 9, 2004
         ------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Joseph A. Varnas
         --------------------
         Joseph A. Varnas
         President

Date:    June 9, 2004
         ------------

By:      /s/ Paul H. Schubert
         --------------------
         Paul H. Schubert
         Treasurer

Date:    June 9, 2004
         ------------